FORWARD FUNDS

Forward International Equity Fund

Supplement dated February 16, 2010

(to the Forward Funds Investor Class Shares and Institutional Class Shares Prospectus (“No-Load Prospectus”), and the Forward Funds Class A Shares and Class C Shares Prospectus (“Load Prospectus,” and together with the No-Load Prospectus, the “Prospectuses”), each dated May 1, 2009)

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND INVESTMENT POLICY

The following information applies to the Forward International Equity Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on January 13, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) a change of name of the Fund to the “Forward International Dividend Fund”; and (ii) a change to the principal investment strategy of the Fund.

Change of Name

Effective May 1, 2010, all references in each of the Prospectuses to “Forward International Equity Fund” shall be replaced with “Forward International Dividend Fund.”

Change to Principal Investment Strategy

Effective May 1, 2010, the first sentence of the first paragraph of the section titled “Principal Investment Strategy – Investing in International Equity Securities” on page 18 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced to read as follows:

The Forward International Dividend Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities (depositary receipts, common and preferred stock and securities convertible into common or preferred stock) of dividend paying companies organized or located outside of the United States.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FWD001945 (46) 0210 SUP

FORWARD FUNDS

Supplement dated February 16, 2010

(to the Forward Funds Statement of Additional Information (the “SAI”), dated May 1, 2009)

Change of Name

Effective May 1, 2010, all references in the SAI to “Forward International Equity Fund” shall be replaced with “Forward International Dividend Fund.”

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

FWD001945 (46) 0210 SUP